SHARE-BASED PAYMENT (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENT [Abstract]
Fair Value Measurement of Equity-Settled Share Options
Based on the above inputs, the fair value of the options was determined at $10.50 - $11.01 at the grant dates during 2019.

	Three months ended March 31,		December 31,
	2019	2018	2018
	Unaudited		Audited
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	76%-80%	88%-94%	93%-95%
Risk-free interest rate (%)	2.51-2.70	2.17-2.89	2.63-2.88

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan for years 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	93%-95%	89%-94%	71%-94%
Risk-free interest rate (%)	2.63-2.88	1.76-2.4	0.3
Share price	$8.00	$5.00	$13.4

Stock Option Activity
Movement during the periods:

	Three months ended March 31,				Year ended December 31, 2018
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,197,616	3.07	2,467,023	2.28	2,467,023	2.28
Granted during the period	544,800	10.93	—	—	751,977	5.60
Expired during the period	—	—	—	—	(2,000)	6.00
Exercised during the period	—	—	—	—	(9,692)	0.25
Forfeited during the period	—	—	(9,692)	0.25	(9,692)	0.25
Share options outstanding at end of period	3,742,416	3.63	2,457,331	2.27	3,197,616	3.07
Share options exercisable at end of period	1,755,342	1.37	1,428,275	0.74	1,705,256	1.21

b.	Movement during the year:

	2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD
Outstanding at beginning of year	2,467,023	2.28	1,129,008	0.25
Granted during the year	751,977	5.60	1,338,015	3.99
Expired during the period	2,000	6.00	—	—
Exercised during the period	9,692	0.25	—	—
Forfeited during the year	9,692	0.25	—	—

Share options outstanding at end of year	3,197,616	3.07	2,467,023	2.28
Share options exercisable at end of year	1,705,256	1.21	1,379,075	0.60